Risk/Return Detail Data - FidelityAdvisorValueFund-AMCIZPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Value Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Value Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80 % of the average value of its portfolio.
Portfolio Turnover, Rate	80.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Investing in securities of companies that possess valuable fixed assets or that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as assets, earnings, or growth potential (stocks of these companies are often called "value" stocks). Focusing investments in medium-sized companies, but also may invest substantially in larger or small companies. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	12.00%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	29.23%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(37.20%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.89%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%	[3]
Total annual operating expenses	1.20%
Fee waiver and/or expense reimbursement	0.05%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%
1 year	$ 685
3 years	928
5 years	1,191
10 years	1,940
1 Year	685
3 Years	928
5 Years	1,191
10 Years	$ 1,940
2014	11.27%
2015	(6.77%)
2016	15.59%
2017	14.99%
2018	(17.80%)
2019	31.34%
2020	9.51%
2021	34.76%
2022	(9.38%)
2023	19.40%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.90%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.06%	[3]
Total annual operating expenses	1.96%
Fee waiver and/or expense reimbursement	0.06%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.90%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 293
3 years	607
5 years	1,050
10 years	2,082
1 Year	193
3 Years	607
5 Years	1,050
10 Years	$ 2,082
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.88%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.06%	[3]
Total annual operating expenses	1.44%
Fee waiver and/or expense reimbursement	0.04%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.40%
1 year	$ 488
3 years	784
5 years	1,104
10 years	2,009
1 Year	488
3 Years	784
5 Years	1,104
10 Years	$ 2,009
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.86%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[3]
Total annual operating expenses	0.92%
Fee waiver and/or expense reimbursement	0.02%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%
1 year	$ 92
3 years	291
5 years	507
10 years	1,129
1 Year	92
3 Years	291
5 Years	507
10 Years	$ 1,129
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.74%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[3]
Total annual operating expenses	0.80%
Fee waiver and/or expense reimbursement	0.05%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
1 year	$ 77
3 years	249
5 years	438
10 years	984
1 Year	77
3 Years	249
5 Years	438
10 Years	$ 984
Annual Return, Inception Date	Feb. 01, 2017
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.53%
Past 5 years	14.60%
Past 10 years	8.40%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.52%
Past 5 years	15.07%
Past 10 years	8.36%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.93%
Past 5 years	14.84%
Past 10 years	8.37%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.67%
Past 5 years	16.28%
Past 10 years	9.35%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.90%
Past 5 years	16.44%
Since Inception	10.56%	[6]
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | After Taxes on Distributions | Fidelity Advisor Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	12.30%
Past 5 years	14.04%
Past 10 years	7.62%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	7.57%
Past 5 years	11.62%
Past 10 years	6.57%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | RS013
Risk/Return:
Label	Russell Midcap® Value Index
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.22%, 0.24%, 0.20%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Adjusted to reflect current fees.
[4]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	A From February 1, 2017 .